Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Devaluation (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. dollars [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	15.00%	16.00%	13.00%
Decrease in exchange rate	15.00%	16.00%	11.00%
Effect on profit before tax, decrease	₽ (4,885)	₽ (6,420)	₽ (5,860)
Effect on profit before tax, increase	₽ 4,885	₽ 6,420	₽ 4,958
Euro [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	15.00%	16.00%	13.00%
Decrease in exchange rate	15.00%	16.00%	11.00%
Effect on profit before tax, decrease	₽ (15,668)	₽ (18,420)	₽ (11,540)
Effect on profit before tax, increase	₽ 15,668	₽ 18,420	₽ 9,765